Retirement Plans and Postretirement Costs (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jul. 01, 2018	Jul. 02, 2017	Jul. 03, 2016
Net Periodic Benefit Cost:
Net Periodic Benefit Cost, Expected return on plan assets	5.45%
CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN OTHER COMPREHENSIVE INCOME:
Amortization of prior service (cost) credits	$ 752	$ 753
Amortization of unrecognized net loss	(2,514)	(3,766)
Pension and SERP Benefits
COMPONENTS OF NET PERIODIC BENEFIT COST (CREDIT):
Service cost	66	54	$ 50
Interest cost	3,857	3,926	4,387
Expected return on plan assets	(6,111)	(5,854)	(5,509)
Amortization of prior service cost (credit)	12	11	11
Amortization of unrecognized net loss	2,035	3,228	2,443
Net periodic benefit cost (credit)	$ (141)	$ 1,365	1,382
Benefit Obligations:
Benefit Obligations, Discount rate	4.30%	3.91%
Benefit Obligations, Rate of compensation increases - SERP	3.00%	3.00%
Net Periodic Benefit Cost:
Net Periodic Benefit Cost, Discount rate	3.91%	3.79%
Net Periodic Benefit Cost, Expected return on plan assets	5.45%	5.45%
Net Periodic Benefit Cost, Rate of compensation increases - SERP	3.00%	3.00%
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Benefit obligation at beginning of year	$ 101,266	$ 106,152
Service cost	66	54	50
Interest cost	3,857	3,926	4,387
Benefits paid	(4,962)	(4,524)
Benefit obligation at end of year	98,835	101,266	106,152
Actuarial gain	(1,392)	(4,342)
CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year	112,524	104,460
Actual return on plan assets	3,890	7,574
Employer contribution	14	5,014
Benefits paid	(4,962)	(4,524)
Fair value of plan assets at end of year	111,466	112,524	104,460
Funded status – prepaid (accrued) benefit obligations	12,631	11,258
AMOUNTS RECOGNIZED IN CONSOLIDATED BALANCE SHEETS:
Other long-term assets	14,547	13,082
Accrued payroll and benefits (current liabilities)	(363)	(332)
Accrued benefit obligations (long-term liabilities)	(1,553)	(1,492)
Net amount recognized	12,631	11,258
CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN OTHER COMPREHENSIVE INCOME:
Net periodic benefit (credit) cost	(141)	1,365	1,382
Net actuarial loss (gain)	828	(6,063)
Amortization of prior service (cost) credits	(12)	(11)
Amortization of unrecognized net loss	(2,035)	(3,228)
Total recognized in other comprehensive (income) loss, before tax	(1,219)	(9,302)
Total recognized in net periodic benefit cost and other comprehensive (income) loss, before tax	(1,360)	(7,937)
Postretirement Benefits
COMPONENTS OF NET PERIODIC BENEFIT COST (CREDIT):
Service cost	13	13	12
Interest cost	45	55	87
Amortization of prior service cost (credit)	(764)	(764)	(764)
Amortization of unrecognized net loss	479	538	616
Net periodic benefit cost (credit)	$ (227)	$ (158)	(49)
Benefit Obligations:
Benefit Obligations, Discount rate	4.30%	3.91%
Net Periodic Benefit Cost:
Net Periodic Benefit Cost, Discount rate	3.91%	3.79%
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Benefit obligation at beginning of year	$ 1,268	$ 1,602
Service cost	13	13	12
Interest cost	45	55	87
Benefits paid	(277)	(322)
Benefit obligation at end of year	1,041	1,268	1,602
Actuarial gain	(8)	(80)
CHANGE IN PLAN ASSETS:
Employer contribution	277	322
Benefits paid	(277)	(322)
Funded status – prepaid (accrued) benefit obligations	(1,041)	(1,268)
AMOUNTS RECOGNIZED IN CONSOLIDATED BALANCE SHEETS:
Accrued payroll and benefits (current liabilities)	(215)	(265)
Accrued benefit obligations (long-term liabilities)	(826)	(1,003)
Net amount recognized	(1,041)	(1,268)
CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN OTHER COMPREHENSIVE INCOME:
Net periodic benefit (credit) cost	(227)	(158)	$ (49)
Net actuarial loss (gain)	(8)	(80)
Amortization of prior service (cost) credits	764	764
Amortization of unrecognized net loss	(479)	(538)
Total recognized in other comprehensive (income) loss, before tax	277	146
Total recognized in net periodic benefit cost and other comprehensive (income) loss, before tax	$ 50	$ (12)